Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Income Tax Disclosure [Text Block]
Income Taxes
Information pertaining to the Company's (loss) income before income taxes and the applicable (benefit) provision for income taxes is as follows:

	Successor		Predecessor
	Year ended December 31, 2012	December 22 to December 31, 2011	January 1 to December 21, 2011	Year ended December 31, 2010

		(recasted)
(Loss) income from continuing operations before income taxes:
Domestic	$(79.0)	$(8.8)	$14.3	$133.3
Foreign	1.3	—	1.3	0.1
Total (loss) income from continuing operations before income taxes	$(77.7)	$(8.8)	$15.6	$133.4
(Benefit) provision for income taxes on continuing operations:
Current:
Federal	$59.7	$1.0	$44.7	$59.5
State and local	13.7	0.2	11.3	11.4
Foreign	0.4	—	0.5	0.1
	73.8	1.2	56.5	71.0
Deferred:
Federal	(92.5)	(4.0)	(31.4)	(20.9)
State and local	(10.0)	(0.5)	(5.5)	(2.3)
Foreign	(0.2)	—	(0.1)	—
	(102.7)	(4.5)	(37.0)	(23.2)
Total (benefit) provision for income taxes on continuing operations	$(28.9)	$(3.3)	$19.5	$47.8

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and income tax purposes. Significant components of the Company's deferred tax assets and liabilities are as follows:

	December 31, 2012	December 31, 2011
		(recasted)
Current:
Prepaid expenses	$0.4	$4.1
Inventory	0.9	(4.4)
Deferred revenues	5.4	(11.1)
Deferred gain on debt repurchase	(5.3)	—
Accelerated gain on amendment and extension of credit agreement	5.5	—
Net operating loss carryforwards	7.0	7.1
Accrued expenses and other liabilities	32.4	31.7
Net current deferred tax asset before valuation allowance	46.3	27.4
Valuation allowance	(1.2)	(1.9)
Net current deferred tax asset	45.1	25.5
Long-term:
Property, plant and equipment	(22.7)	(29.8)
Intangible assets	(557.5)	(591.4)
Net operating loss carryforwards and AMT credits	4.0	11.0
Deferred gain on debt repurchases	(20.2)	(25.4)
Accelerated gain on amendment and extension of credit agreement	19.3	—
Debt fair value adjustments	(103.0)	(161.0)
Deferred financing fees	2.9	7.1
Accrued rebates	22.3	33.8
Other	34.0	31.1
Net long-term deferred tax liability before valuation allowance	(620.9)	(724.6)
Valuation allowance	(1.8)	(1.9)
Net long-term deferred tax liability	(622.7)	(726.5)
Net deferred tax liabilities	$(577.6)	$(701.0)

At December 31, 2012, the Company had domestic federal net operating loss ("NOL") carryforwards of $21.1, which expire between 2021 and 2030. The federal NOL carryforwards relate to acquisitions and therefore are subject to annual limitations under Internal Revenue Code Section 382, which generally restricts the amount of a corporation's taxable income that can be offset by a taxpayer's NOL carryforwards in taxable years after a change in ownership has occurred.
The Company had domestic state net operating loss carryforwards totaling $1.5 (tax effected), with $0.5 expiring between 2013 and 2020 and the remainder expiring after 2020. In addition, the Company had foreign net operating loss carryforwards of $11.4 for Ireland, which have no expiration dates.
The Company has established a valuation allowance for certain federal, state and foreign net operating loss and tax credit carryforwards. Management believes that, based on a number of factors, the available objective evidence creates uncertainty regarding the utilization of these carryforwards. At December 31, 2012, there was a valuation allowance of $3.0 for such items. The valuation allowance for deferred tax assets decreased by $0.8 during 2012. The decrease in this allowance was primarily due to the utilization of NOLs during the current period for which a valuation was established.
The effective tax rate varies from the current statutory federal income tax rate as follows:

	Successor		Predecessor
	Year ended December 31, 2012	December 22 to December 31, 2011	January 1 to December 21, 2011	Year ended December 31, 2010

Statutory rate	35.0%	35.0%	35.0%	35.0%
State and local taxes	3.4%	4.0%	6.7%	3.6%
Goodwill impairment	—%	—%	152.5%	—%
Contingent consideration	—%	—%	(50.9)%	—%
Domestic production activities deduction	—%	—%	(14.6)%	(2.4)%
Uncertain tax positions	0.5%	—%	(1.9)%	(0.8)%
Effect of state law change	(2.0)%	—%	—%	0.7%
Other	0.3%	(1.5)%	(1.8)%	(0.3)%
	37.2%	37.5%	125.0%	35.8%

The Company, M & F Worldwide and another subsidiary of M & F Worldwide entered into a tax sharing agreement in 2005 (the "2005 Tax Sharing Agreement") whereby M & F Worldwide files consolidated federal income tax returns that include the Company, as well as certain other subsidiaries of M & F Worldwide for periods prior to the MacAndrews Acquisition. Under the 2005 Tax Sharing Agreement, the Company made periodic payments to M & F Worldwide. These payments were based on the applicable federal income tax liability that the Company would have had for each taxable period if the Company had not been included in the M & F Worldwide consolidated group. Similar provisions apply with respect to any foreign, state or local income or franchise tax returns filed by any M & F Worldwide consolidated, combined or unitary group for each period that the Company is included in any such group for foreign, state or local tax purposes. Effective upon the closing of the MacAndrews Acquisition, the 2005 Tax Sharing Agreement was amended and restated to incorporate MacAndrews as the common parent (the "2011 Tax Sharing Agreement"). For the periods beginning on or after December 22, 2011, MacAndrews will file consolidated federal income tax returns that include the Company, as well as certain other subsidiaries of MacAndrews. The terms of the 2011 Tax Sharing Agreement are consistent with the terms of the 2005 Tax Sharing Agreement. The Company made net payments to MacAndrews of $94.6 for fiscal year 2012 and net payments to M & F Worldwide of $0.0, $70.3, and $83.5, for the period December 22 to December 31, 2011, the period January 1 to December 21, 2011, and fiscal year 2010, respectively, under the tax sharing agreements. At the end of 2012 and 2011, the Company had net receivables of $22.7 and $16.0, respectively, relating to the tax sharing agreements.
To the extent that the Company has losses for tax purposes, the 2005 Tax Sharing Agreement and the 2011 Tax Sharing Agreement permit the Company to carry those losses back to periods beginning on or after December 15, 2005, and forward for so long as the Company is included in the affiliated group of which MacAndrews is the common parent (in both cases, subject to federal, state and local rules on limitation and expiration of net operating losses) to reduce the amount of the payments the Company otherwise would be required to make to M & F Worldwide, under the 2005 Tax Sharing Agreement, or MacAndrews, under the 2011 Tax Sharing Agreement, in years in which it has current income for tax purposes. If the loss is carried back to the previous period, M & F Worldwide, under the 2005 Tax Sharing Agreement, and MacAndrews, under the 2011 Tax Sharing Agreement, shall pay the Company an amount equal to the decrease of the taxes the Company would have benefited as a result of the carry back.
In connection with the 2005 acquisition of Clarke American Corp., Honeywell International Inc. ("Honeywell") agreed to indemnify M & F Worldwide and its affiliates, including the Company, for certain income tax liabilities that arose prior to the acquisition of Clarke American and M & F Worldwide has agreed to reimburse to the Company an amount equal to 100% of any payment received (unless M & F Worldwide incurs any such liabilities directly).
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	Successor		Predecessor
	Year ended December 31, 2012	December 22 to December 31, 2011	January 1 to December 21, 2011	Year ended December 31, 2010

Balance at beginning of period	$10.9	$10.9	$12.0	$13.6
Additions based on tax positions related to the current year	0.8	—	—	—
Additions for tax positions for prior years	0.9	—	2.5	0.6
Reductions for tax positions for prior years	(2.4)	—	(3.6)	(2.2)
Settlements	—	—	—	—
Balance at end of period	$10.2	$10.9	$10.9	$12.0

Of the amounts reflected in the table above at December 31, 2012 and 2011, there were $5.6 and $4.8 of tax benefits that, if recognized in 2012 and 2011, respectively, would have reduced the Company's annual effective tax rate. The Company had accrued interest and penalties of approximately $5.4 and $6.7 as of December 31, 2012 and 2011, respectively. The Company records both accrued interest and penalties related to income tax matters, which is not significant, in the provision for income taxes in the accompanying consolidated statements of operations. The Company does not expect its unrecognized tax benefits to change significantly over the next 12 months.
The Company is subject to taxation in the United States and various state and foreign jurisdictions. The statute of limitations for the Company's federal and state tax returns for the tax years 2009 through 2012 generally remain open. In addition, open tax years related to foreign jurisdictions remain subject to examination but are not considered material.
In 2011, the Internal Revenue Service completed its examination of Novar USA Inc., a predecessor of Harland Clarke Holdings, for the tax year 2005 without change.